MORTGAGE-BACKED SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	$ 9,523	$ 36,618
Purchases of mortgage-backed securities	6,750	21,184	$ 98,710
Accretion of other comprehensive loss on other- than-temporarily impaired securities held to maturity	166	188	$ 347
Mortgage-backed securities pledged as collateral	127,600	144,100
Mortgage-backed securities pledged as collateral, fair value	127,600	144,200
Mortgage-backed securities pledged as collateral, excess fair value	16,700	6,700
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	135,957	160,614
Repayments of mortgage-backed securities	31,500
Purchases of mortgage-backed securities	6,800
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	1,459	2,025
Repayments of mortgage-backed securities	731
Accretion of other comprehensive loss on other- than-temporarily impaired securities held to maturity	166
Collateralized Mortgage Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	137,416	$ 162,639
Decrease in mortgage-backed securities	$ (25,200)
Percent of MBS comprised of adjustable or floating rate investments	100.00%	100.00%